Income Taxes - Differences between U.S. Federal Statutory Income Tax Rate and Income Taxes Provided (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Taxes on income at the U.S. federal statutory rate										$ 56	$ 108	$ (1)
U.S. state and local taxes										2	7	3
Foreign income taxed at different rates, including withholding taxes										16	19	11
Increase in valuation allowance										1	4	18
Release of valuation allowance										(65)	(14)	(134)
Change in tax rates										(4)	23	(1)
Impact of GILTI and FDII										(4)	0	0
Intergroup transfer										0	(30)	0
Foreign currency losses on intra-entity loans										0	0	(59)
Non-deductible long term incentive plan										6	8	10
Other										1	5	2
Income tax expense (benefit)	$ 5	$ (77)	$ (12)	$ 48	$ 50	$ (2)	$ 61	$ 19	$ 52	$ 9	$ 130	$ (151)